Document and Entity Information	Jul. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2020
Entity Registrant Name	MEDPACE HOLDINGS, INC.
Entity Central Index Key	0001668397
Entity Emerging Growth Company	false
Entity File Number	001-37856
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	32-0434904
Entity Address, Address Line One	5375 Medpace Way
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45227
City Area Code	(513)
Local Phone Number	579-9911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MEDP
Security Exchange Name	NASDAQ